Shareholders' Equity (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands			9 Months Ended		12 Months Ended
	May 24, 2017	Aug. 24, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Mar. 24, 2017	Aug. 18, 2016
Class of Stock [Line Items]
Common stock issued for cash, net of issuance costs, shares	3,300,000
Common stock, price per share	$ 2.00
Proceeds from public offering, net	$ 5,800		$ 5,811			$ 5,566
Options exercised			46,073		21,912	254,351
Proceeds from stock options exercised			$ 69	$ 38	$ 45	$ 267
Number of shares of common stock called by warrants	1,650,000						100,000
Warrants exercise price per share	$ 2.45						$ 2.25
Warrant term	5 years
Proceeds from exercise of warrants				$ 4,294	$ 4,287
December 2015 [Member]
Class of Stock [Line Items]
Number of warrants exercised		2,216,500
Number of shares of common stock called by warrants								2,216,500
Warrants outstanding			383,500		383,500
Warrants exercise price per share			$ 2.05		$ 2.05			$ 2.05
Warrant expiration			Jun. 01, 2021		Jun. 01, 2021
New Warrants [Member]
Class of Stock [Line Items]
Number of warrants exercised		2,216,500
Number of shares of common stock called by warrants		2,947,949	2,947,949
Warrants outstanding					2,947,949
Warrants exercise price per share		$ 2.60	$ 2.60		$ 2.60
Warrant exercisable beginning period		6 months
Warrant term		5 years 6 months
Proceeds from exercise of warrants		$ 4,300
Percentage of shares issued to number of warrants exercised		133.00%
Warrant expiration			Feb. 01, 2023		Feb. 01, 2022
Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued			5,659		5,659
Preferred stock, shares outstanding			5,659		5,659